Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common shares, par value (in Dollars per share)
Common shares, shares authorized	Unlimited	Unlimited	Unlimited
Common shares, shares issued	6,020,220	4,728,359	2,440,938
Common shares, shares outstanding	6,020,220	4,728,359	2,440,938
Class B Preferred Shares
Preferred shares, par value (in Dollars per share)
Preferred shares, shares authorized	Unlimited	Unlimited	Unlimited
Preferred shares, shares issued	316,655	316,655	316,655
Preferred shares, shares outstanding	316,655	316,655	316,655
Class A Restricted Common Shares
Common shares, par value (in Dollars per share)
Common shares, shares authorized		Unlimited	Unlimited
Common shares, shares issued			280,000
Common shares, shares outstanding			280,000